UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Semiannual Report March 31, 2005
EATON VANCE- ATLANTA CAPITAL INTERMEDIATE BOND FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Investment Team Managing Intermediate Bond Fund: Gregory L. Coleman James A. Womack

The Fund

The Past Six Months

•        During the six months ended March 31, 2005, the Fund’s Class I shares had a total return of -0.03%, the result of a decrease in net asset value (NAV) per share to $9.69 on March 31, 2005, from $9.91 on September 30, 2004, and the reinvestment of $0.175 per share in dividends and $0.043 per share in capital gains distributions.(1) Based on the most recent dividend and NAV on March 31, 2005, the Fund’s distribution rate was 3.61%.(2) The SEC 30-day yield for Class I shares at March 31, 2005, was 3.20%.(3)

•        For comparison, the Lehman Government/Credit (Ex-Baa) + ABS + MBS Index had a return of 0.28% and the Lehman U.S. Intermediate Aggregate Index had a return of 0.21% for the same period.(4)

Management Discussion

•        The yield curve “flattened” over the last six months. Short-term interest rates rose as the Fed continued to move toward a neutral monetary policy by raising the federal funds rate 100 basis points (1.00%) to 2.75% during the period. Longer-term interest rates fell with the yield on the 30-year Treasury, ending the period at 4.89%. This created an unusual situation where only very short-term (Treasury bills) and very long-term (15+ year) Treasuries were able to post positive returns over the last six months.

•        For the six months ended March 31, 2005, all non-Treasury investment grade sectors outperformed equivalent maturity Treasuries. Mortgage-backed securities took top honors; agencies and asset-backed securities followed. Credit, weighed down by the lagging auto sector in March, still managed to outperform Treasuries as well.

•        Employment growth continued to increase over the last six months, with monthly employment gains averaging 175,000. While this expansion to date has not produced as many new jobs as some previous ones, recent employment, coupled with what looks to be another strong quarter for GDP growth, may give the Fed the “green light” to tighten rates further. On the other hand, the negative economic impact of high oil prices and the lack of significant broad-based inflation pressure may mean that the Fed will continue increasing rates at a measured pace.

•        For the six months ended March 31, 2005, the Fund’s shorter-than-benchmark duration was a positive contributor to relative performance, as interest rates moved higher. The Fund’s barbell structure (higher concentration of shorter-term and longer-term bonds verses its benchmark) was also a positive contributor to performance as the yield curve flattened.

•        We increased the Fund’s allocation of mortgage-backed securities to 13% from 4%. Specifically, we added mortgage pass-throughs with limited extension risk. These securities are backed by low-interest-rate mortgages and have already been priced in the market to prepay very slowly, so further interest rate increases aren’t likely to cause the market to readjust prepayment forecasts to slower rates. To fund the increase in mortgage-backed securities, we reduced our agency holdings from 18% to 12%.

•        We are still taking a cautious view on the bond market, preferring a defensive posture. Credit quality remains high (roughly 85% of the Fund is invested in AAA-rated or government-backed bonds) and duration positioning remains shorter than the benchmark.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)          Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class I shares are offered to certain investors at net asset value.

(2)          The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3)          The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4)          The Lehman Govt/Credit (Ex-Baa) + ABS + MBS Index is a market-value weighted index that covers U.S. investment-grade, fixed-rate bonds rated A3 or better by Moody’s Investors Service, Inc., with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate-maturity bonds. It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

2

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

FUND PERFORMANCE

Performance*

Class I
Average Annual Total Returns (at net asset value)
One Year	0.30%
Life of Fund††	3.72%

††Inception Date – Class I: 4/30/02

* Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Asset Allocation**

By net assets

Collateralized Mortgage Obligations	25.1%

Asset-Backed Securities	20.2%

U.S. Treasury Obligations	14.8%

Corporate Notes and Bonds	14.5%

Mortgage-Backed Securities	12.6%

U.S. Government Agencies	12.0%

**Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 – March 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Intermediate Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/04)	(3/31/05)	(10/1/04 – 3/31/05)

Actual
Class I	$1,000.00	$999.70	$3.74

Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,021.20	$3.78

*       Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

4

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities - 20.2%
Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2003-3, Class A, 2.92%, 11/15/10(1)	$475	$476,378
Capital One Auto Finance Trust, Series 2003-B, Class A2, 1.64%, 5/15/06	16	16,339
Capital One Prime Auto Receivables Trust, Series 2003-1, Class A3, 1.97%, 4/15/07	92	91,332
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	250	249,165
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	293,954
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	460	456,683
Chemical Master Credit Card Trust, Series 1996-2, Class A, 5.98%, 9/15/08	175	178,064
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	150	148,026
Onyx Acceptance Auto Trust, Series 2003-C, Class A3, 1.87%, 8/15/07	274	272,570
Total Asset Backed Securities (identified cost, $2,194,916)		$2,182,511
Corporate Bonds & Notes - 14.5%
Security	Principal Amount (000's omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$271,921
Countrywide Home Loan, 5.625%, 7/15/09	250	255,844
Emerson Electric, 7.125%, 8/15/10	200	223,022
Morgan Stanley, 5.30%, 3/1/13	250	251,821
Target Corp., 7.50%, 8/15/10	250	283,463
Verizon Global Funding Corp., 7.375%, 9/1/12	250	284,022
Total Corporate Bonds & Notes (identified cost, $1,507,252)		$1,570,093

Collateralized Mortgage Obligations - 25.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23(2)	$43	$43,359
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22(2)	17	17,153
Federal Home Loan Mortgage Corp., Series 2098, Class VA, 6.00%, 10/15/05	18	18,389
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	197	196,447
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	396	396,261
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	429	429,156
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	375	377,163
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	150	151,704
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	260	259,512
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	170	166,241
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	501,272
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	157	158,151
Total Collateralized Mortgage Obligations (identified cost, $2,760,535)		$2,714,808
U.S. Government Agencies - 12.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 5.125%, 3/6/06	$250	$253,481
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	202,471
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	210,597
Federal National Mortgage Assn., 4.375%, 9/15/12	265	259,173
Federal National Mortgage Assn., 4.625%, 10/15/14	100	98,084
Federal National Mortgage Assn., 6.25%, 2/1/11	250	267,461
Total U.S. Government Agencies (identified cost, $1,270,841)		$1,291,267

See notes to financial statements

5

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Mortgage-Backed Securities - 12.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$9	$9,158
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	278	271,951
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	199	189,430
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	379	371,301
Federal National Mortgage Assn., Pool #735095, 4.50%, 12/1/19	531	520,227
Total Mortgage-Backed Securities (identified cost, $1,386,363)		$1,362,067
U.S. Treasury Obligations - 14.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$450	$434,514
U.S. Treasury Note, 4.00%, 2/15/15	175	168,192
U.S. Treasury Note, 4.25%, 8/15/14	300	294,281
U.S. Treasury Note, 4.75%, 5/15/14	150	152,859
U.S. Treasury Note, 5.00%, 8/15/11	450	467,649
U.S. Treasury Strip, 0.00%, 5/15/09	95	80,397
Total U.S. Treasury Obligations (identified cost, $1,592,126)		$1,597,892
Total Investments - 99.2% (identified cost $10,712,033)		$10,718,638
Other Assets, Less Liabilities - 0.8%		$81,318
Net Assets - 100.0%		$10,799,956

(1)  Variable rate security. The stated interest rate represents the rate in effect at March 31, 2005.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

6

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investments, at value (identified cost, $10,712,033)	$10,718,638
Cash	101,406
Receivable for Fund shares sold	603
Receivable from the Administrator	12,627
Interest receivable	50,184
Total assets	$10,883,458
Liabilities
Payable for Fund shares redeemed	$60,471
Accrued expenses	23,031
Total liabilities	$83,502
Net assets	$10,799,956
Sources of Net Assets
Paid-in capital	$10,880,164
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(37,587)
Accumulated distributions in excess of net investment income	(49,226)
Net unrealized appreciation (computed on the basis of identified cost)	6,605
Total	$10,799,956
Class I Shares
Net Assets	$10,799,956
Shares Outstanding	1,114,257
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.69

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Interest	$176,672
Total investment income	$176,672
Expenses
Investment adviser fee	$22,271
Trustees' fees and expenses	66
Legal and accounting services	13,085
Custodian fee	11,392
Transfer and dividend disbursing agent fees	2,320
Printing and postage	1,802
Registration fees	390
Miscellaneous	2,772
Total expenses	$54,098
Deduct - Reduction of custodian fee	$11
Preliminary allocation of expenses to the Administrator	12,627
Total expense reductions	$12,638
Net expenses	$41,460
Net investment income	$135,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$12,426
Net realized gain	$12,426
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(149,763)
Net change in unrealized appreciation (depreciation)	$(149,763)
Net realized and unrealized loss	$(137,337)
Net decrease in net assets from operations	$(2,125)

See notes to financial statements

7

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment income	$135,212	$305,173
Net realized gain from investment transactions	12,426	73,781
Net change in unrealized appreciation (depreciation) from investments	(149,763)	(147,090)
Net increase (decrease) in net assets from operations	$(2,125)	$231,864
Distributions to shareholders - From net investment income Class I	$(197,378)	$(329,400)
Class R	-	(25,885)
From net realized gain Class I	(48,184)	(43,062)
Class R	-	(3,967)
Total distributions to shareholders	$(245,562)	$(402,314)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class I	$1,301,129	$2,826,839
Class R	-	5,783
Net asset value of shares issued to shareholders in payment of distributions declared Class I	245,562	363,675
Class R	-	28,230
Cost of shares redeemed Class I	(1,486,163)	(3,266,425)
Class R	-	(1,036,548)
Net increase (decrease) in net assets from Fund share transactions	$60,528	$(1,078,446)
Net decrease in net assets	$(187,159)	$(1,248,896)
Net Assets
At beginning of period	$10,987,115	$12,236,011
At end of period	$10,799,956	$10,987,115
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(49,226)	$12,940

See notes to financial statements

8

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$9.910		$10.060	$10.370	$10.000
Income (loss) from operations
Net investment income	$0.119		$0.268	$0.279	$0.166
Net realized and unrealized gain (loss)	(0.121)		(0.068)	0.038	0.397
Total income (loss) from operations	$(0.002)		$0.200	$0.317	$0.563
Less distributions
From net investment income	$(0.175)		$(0.311)	$(0.369)	$(0.193)
From net realized gain	(0.043)		(0.039)	(0.258)	-
Total distributions	$(0.218)		$(0.350)	$(0.627)	$(0.193)
Net asset value - End of period	$9.690		$9.910	$10.060	$10.370
Total Return(3)	(0.03)%		2.05%	3.20%	5.67%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$10,800		$10,987	$11,220	$12,089
Ratios (As a percentage of average daily net assets):
Net expenses	0.75	%(4)	0.75%	0.75%	0.75	%(4)
Net expenses after custodian fee reduction	0.75	%(4)	0.75%	0.75%	0.75	%(4)
Net investment income	2.43	%(4)	2.70%	2.76%	3.91	%(4)
Portfolio Turnover	22%		71%	1%	42%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.97	%(4)	1.13%	1.06%	1.25	%(4)
Expenses after custodian fee reduction	0.97	%(4)	1.13%	1.06%	1.25	%(4)
Net investment income	2.21	%(4)	2.32%	2.45%	3.41	%(4)
Net investment income per share	$0.109		$0.230	$0.248	$0.145

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

See notes to financial statements

9

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Intermediate Bond Fund (formerly Atlanta Capital Intermediate Bond Fund) (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund currently offers one class of shares. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment transactions are accounted for on a trade-date basis.

F  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

G  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is

10

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

Class I	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	131,725	284,906
Issued to shareholders electing to receive payments of distributions in Fund shares	25,024	36,679
Redemptions	(151,104)	(328,566)
Net increase (decrease)	5,645	(6,981)
Class R	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004(1)
Sales	-	583
Issued to shareholders electing to receive payments of distributions in Fund shares	-	2,849
Redemptions	-	(104,450)
Net decrease	-	(101,018)

(1)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (See Note 1).

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2005, the advisory fee amounted to $22,271. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. Pursuant to a voluntary expense reimbursement, the Administrator was allocated $12,627 of the Fund's operating expenses for the six months ended March 31, 2005. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2005, EVM earned $18 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Purchases and Sales of Investments

Purchases, sales and principal paydowns of investments, other than short-term obligations, aggregated $2,503,894, $1,399,569, and $912,080 respectively, for the six months ended March 31, 2005.

11

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,766,269
Gross unrealized appreciation	$86,348
Gross unrealized depreciation	(133,979)
Net unrealized depreciation	$(47,631)

7  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

12

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Fund, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Fund.

When reviewing the sub-advisory agreement for the Fund, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account

13

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing fixed income portfolios.

In its review of comparative information with respect to investment performance, the Special Committee concluded that, on a risk adjusted basis, the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Fund and for all Eaton Vance Funds as a group. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Fund and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

14

Eaton Vance-Atlanta Capital Intermediate Bond Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Intermediate Bond Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

15

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Intermediate Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1443-5/05	AIBSRC

Semiannual Report March 31, 2005

EATON VANCE- ATLANTA CAPITAL SMALL-CAP FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).  In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www. sec.gov.

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

INVESTMENT UPDATE

The Investment Team
Managing Small-Cap
Portfolio:
(pictured:)
Charles B. Reed
(not pictured:)
William O. Bell, IV
William R. Hackney, III
W. Matthew Hereford

The Fund

The Past Six Months

•                  During the six months ended March 31, 2005, the Fund’s Class A shares had a total return of 8.00%. This return was the result of an increase in net asset value (NAV) per share to $11.55 on March 31, 2005, from $10.81 on September 30, 2004, and the reinvestment of $0.126 per share in capital gains.(1)

•                  The Fund’s Class I shares had a total return of 8.09% during the same period, the result of an increase in NAV per share to $11.96 from $11.18, and the reinvestment of $0.126 per share in capital gains.(1)

•                  For comparison, the Russell 2000 Index – a market-capitalization weighted index of 2000 small company stocks – had a total return of 8.00% during the period.(2)

Management Discussion

•                  During the six months ended March 31, 2005, the Fund benefited from favorable economic conditions, even as the pace of U.S. economic growth moderated. The last six months will be remembered for surging oil prices and a more aggressive Federal Reserve attitude towards inflation. The Fed has now raised short- term interest rates for the seventh time since June of 2004.

•                  Against this backdrop, the Fund’s benchmark, theRussell 2000 Index, posted an 8.00% return for the six months ended March 31, 2005.(2) Every sector posted positive returns over this time period. The leading sector within the Index was energy, which was up 25% due to higher oil prices. The weakest performing sectors were health care and the interest-rate-sensitive financials, which had the single largest weight in the Russell 2000 Index.(2)

•                  During the same period, higher-quality issues continued to outpace lower-quality issues in the universe of small-cap stocks. Historically, higher-quality stocks tend to outperform as earnings growth rates begin to slow and interest rates begin to rise.

•                  The Fund’s returns were positive during the period, and in-line with those of the benchmark due primarily to the emphasis on higher-quality companies and good stock selection by Small-Cap Portfolio (the Portfolio), in which Fund invests its assets. The Portfolio’s various economic sector weights generally approximated their respective weightings in the Russell 2000 Index.(2) As a result, sector weightings tend to have little influence on performance over time relative to the Index. Portfolio sectors posting the strongest gains over the past six months were utilities, which has energy-related business, and industrials. Sectors with the weakest performance, relative to the Index, were consumer discretionary and energy, and in absolute terms, stocks in the energy and information technology sectors were the Fund’s lagging performers.

•                  At the end of the period, the Portfolio’s holdings were broadly diversified across nine of the 10 sectors constituting the Russell 2000 Index.(2) We currently have no weight in the telecommunications sector, which has a weight of less than one percent in the benchmark. The Portfolio continues to emphasize higher-quality companies that we considered to be trading at attractive valuations relative to earnings and cash flow per share. Over the long term, such companies have been rewarding investments, particularly during the mature phase of an economic expansion.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)

These returns do not include the 5.75% maximum sales charge for Class  A shares. If sales charges were deducted, returns would be lower. Class  I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if  an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class I

Average Annual Total Returns (at net asset value)
One Year	10.87%	11.07%
Life of Fund†	12.15%	6.70%
SEC Average Annual Total Returns (including sales charge)
One Year	4.51%	11.07%
Life of Fund†	7.34%	6.70%

†             Inception Dates – Class A: 11/28/03; Class I: 4/30/02

*            Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Consumer Discretionary	19.2%

Industrials	18.7%

Financials	16.8%

Information Technology	16.1%

Health Care	9.1%

Consumer Staples	4.4%

Materials	4.3%

Energy	4.2%

Utilities	4.0%

**     Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 – March 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period “ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Small-Cap Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 – 3/31/05)

Actual
Class A	$1,000.00	$1,080.00	$8.30
Class I	$1,000.00	$1,080.90	$7.00

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.00	$8.05
Class I	$1,000.00	$1,018.20	$6.79

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares and 1.35% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investment in Small-Cap Portfolio, at value (identified cost, $14,542,910)	$18,920,265
Receivable for Fund shares sold	3,222
Receivable from the Administrator	15,732
Total assets	$18,939,219
Liabilities
Payable for Fund shares redeemed	$144
Accrued expenses	18,461
Total liabilities	$18,605
Net Assets	$18,920,614
Sources of Net Assets
Paid-in capital	$14,400,846
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	187,239
Accumulated net investment loss	(44,826)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,377,355
Total	$18,920,614
Class A Shares
Net Assets	$1,506,664
Shares Outstanding	130,478
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.55
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.55)	$12.25
Class I Shares
Net Assets	$17,413,950
Shares Outstanding	1,456,014
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.96
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Dividends allocated from Portfolio	$78,511
Interest allocated from Portfolio	3,750
Expenses allocated from Portfolio	(114,420)
Net investment loss from Portfolio	$(32,159)
Expenses
Trustees' fees and expenses	$65
Service fees Class A	1,711
Legal and accounting services	7,368
Custodian fee	6,290
Registration fees	4,508
Transfer and dividend disbursing agent fees	4,419
Printing and postage	2,793
Miscellaneous	1,245
Total expenses	$28,399
Deduct - Preliminary allocation of expenses to the Administrator	$15,732
Total expense reductions	$15,732
Net expenses	$12,667
Net investment loss	$(44,826)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$593,906
Net realized gain	$593,906
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$821,687
Net change in unrealized appreciation (depreciation)	$821,687
Net realized and unrealized gain	$1,415,593
Net increase in net assets from operations	$1,370,767

See notes to financial statements

5

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment loss	$(44,826)	$(42,997)
Net realized gain from investment transactions	593,906	730,938
Net change in unrealized appreciation (depreciation) from investments	821,687	1,335,139
Net increase in net assets from operations	$1,370,767	$2,023,080
Distributions to shareholders - From net realized gain Class A	$(14,957)	$-
Class I	(183,342)	-
Total distributions to shareholders	$(198,299)	$-
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$416,254	$242,932
Class I	1,844,851	5,688,963
Issued in reorganization of Eaton Vance Small-Cap Fund Class A	-	1,011,186
Net asset value of shares issued to shareholders in payment of distributions declared Class A	13,997	-
Class I	167,385	-
Cost of shares redeemed Class A	(169,828)	(148,988)
Class I	(1,306,658)	(2,850,045)
Class R	-	(1,102)
Net increase in net assets from Fund share transactions	$966,001	$3,942,946
Net increase in net assets	$2,138,469	$5,966,026
Net Assets
At beginning of period	$16,782,145	$10,816,119
At end of period	$18,920,614	$16,782,145
Accumulated net investment loss included in net assets
At end of period	$(44,826)	$-

See notes to financial statements

6

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2005 (Unaudited)(1)		Year Ended September 30, 2004(1)(2)
Net asset value - Beginning of period	$10.810		$10.000
Income (loss) from operations
Net investment loss	$(0.041)		$(0.044)
Net realized and unrealized gain	0.907		0.854
Total income from operations	$0.866		$0.810
Less distributions
From net realized gain	$(0.126)		$-
Total distributions	$(0.126)		$-
Net asset value - End of period	$11.550		$10.810
Total Return(3)	8.00%		8.10%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,507		$1,166
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.60	%(5)	1.60	%(5)
Net expenses after custodian fee reduction(4)	1.60	%(5)	1.60	%(5)
Net investment loss	(0.71	)%(5)	(0.51	)%(5)
Portfolio Turnover of the Portfolio	15%		28%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.78	%(5)	2.03	%(5)
Expenses after custodian fee reduction(4)	1.78	%(5)	2.03	%(5)
Net investment loss	(0.89	)%(5)	(0.94	)%(5)
Net investment loss per share	$(0.051)		$(0.081)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$11.180		$9.550	$7.710	$10.000
Income (loss) from operations
Net investment loss	$(0.028)		$(0.031)	$(0.024)	$(0.007)
Net realized and unrealized gain (loss)	0.934		1.661	1.864	(2.283)
Total income (loss) from operations	$0.906		$1.630	$1.840	$(2.290)
Less distributions
From net realized gain	$(0.126)		$-	$-	$-
Total distributions	$(0.126)		$-	$-	$-
Net asset value - End of period	$11.960		$11.180	$9.550	$7.710
Total Return(3)	8.09%		17.07%	23.87%	(22.90)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$17,414		$15,616	$10,815	$6,976
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.35	%(5)	1.35%	1.35%	1.37	%(5)
Net expenses after custodian fee reduction(4)	1.35	%(5)	1.35%	1.35%	1.35	%(5)
Net investment loss	(0.47	)%(5)	(0.29)%	(0.28)%	(0.20	)%(5)
Portfolio Turnover of the Portfolio	15%		28%	54%	17%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.53	%(5)	1.78%	2.12%	2.69	%(5)
Expenses after custodian fee reduction(4)	1.53	%(5)	1.78%	2.12%	2.67	%(5)
Net investment loss	(0.65	)%(5)	(0.72)%	(1.05)%	(1.52	)%(5)
Net investment loss per share	$(0.039)		$(0.077)	$(0.090)	$(0.053)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Small-Cap Fund (formerly Atlanta Capital Small-Cap Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (85.4% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $238,363 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note 9) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2011.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004(1)
Sales	36,194	23,339
Issued to shareholders electing to receive payments of distributions in Fund shares	1,196	-
Issued in connection with the acquisition of Eaton Vance Small-Cap Fund	-	98,785
Redemptions	(14,787)	(14,249)
Net increase	22,603	107,875

Class I	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	153,647	531,607
Issued to shareholders electing to receive payments of distributions in Fund shares	13,822	-
Redemptions	(108,466)	(267,193)
Net increase	59,003	264,414
Class R	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004(2)
Sales	-	-
Redemptions	-	(101)
Net increase	-	(101)

(1)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(2)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (see Note 1).

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the six months ended March 31, 2005, the administrator has agreed to reimburse the Fund's other expenses (excluding the investment adviser fee, the distribution fee and the service fee) to the extent that they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM was allocated $15,732 of the Fund's operating expenses for the six months ended March 31, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2005, EVM earned $142 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $664 as its portion of the sales charge on sales of fund shares for the

10

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

six months ended March 31, 2005. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the six months ended March 31, 2005 amounted to $1,711 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for Class A shares for the six months ended March 31, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2005, aggregated $2,279,371 and $1,469,257, respectively.

8  Acquisition of Eaton Vance Small-Cap Fund

Prior to the opening of business on January 12, 2004, the Fund acquired the net assets of Eaton Vance Small-Cap Fund pursuant to an agreement and Plan of Reorganization dated October 20, 2003. In accordance with the agreement, the Fund issued 98,785 Class A shares having a total aggregate value of $1,011,186. As a result, the Fund issued 0.999 shares of Class A for each share of Eaton Vance Small-Cap Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Small-Cap Fund's net assets at the date of the transaction were $1,011,186 including $611,056 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance-Atlanta Capital Small-Cap Fund were $13,540,656 with a net asset value of $10.24, $10.57 and $10.48 for Class A, Class I and Class R, respectively.

11

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 96.8%
Security	Shares	Value
Advertising and Marketing Services - 1.6%
ADVO, Inc.	9,700	$363,265
		$363,265
Air Freight - 2.5%
Forward Air Corp.	13,000	$553,540
		$553,540
Airlines - 1.8%
SkyWest, Inc.	21,400	$397,826
		$397,826
Apparel Manufacturer - 1.3%
Columbia Sportswear Co.(1)	5,600	$298,088
		$298,088
Applications Software - 7.0%
ANSYS, Inc.(1)	11,000	$376,310
Fair Isaac Corp.	6,562	225,995
Jack Henry & Associates, Inc.	19,600	352,604
Kronos, Inc.(1)	5,350	273,438
National Instruments Corp.	12,250	331,362
		$1,559,709
Auto and Parts - 1.6%
Adesa, Inc.	15,200	$355,072
		$355,072
Automobiles - 1.3%
Winnebago Industries	8,800	$278,080
		$278,080
Banks - 7.6%
Capital City Bank Group, Inc.	10,900	$441,559
Seacoast Banking Corp. of Florida	24,120	474,682
Texas Regional Bancshares, Class A	13,173	396,639
UCBH Holdings, Inc.	9,500	379,050
		$1,691,930

Security	Shares	Value
Broadcast Media - 3.0%
Cox Radio, Inc., Class A(1)	13,800	$231,978
Radio One, Inc., Class A(1)	2,300	33,764
Radio One, Inc., Class D(1)	26,500	390,875
		$656,617
Building Materials - 1.3%
Elkcorp	7,300	$280,758
		$280,758
Business Services - 1.6%
Arbitron, Inc.	8,500	$364,650
		$364,650
Construction-Cement - 2.8%
Florida Rock Industries, Inc.	10,600	$623,492
		$623,492
Consumer Finance - 1.9%
Financial Federal Corp.	11,700	$413,829
		$413,829
Containers and Packaging - 1.6%
AptarGroup, Inc.	6,600	$343,068
		$343,068
Distribution/Wholesale - 1.4%
Scansource, Inc.(1)	6,000	$310,980
		$310,980
Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.(1)	11,750	$728,853
		$728,853
Electric Utilities - 1.1%
ALLETE, Inc.	5,633	$235,741
		$235,741

See notes to financial statements

12

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electrical Equipment - 3.5%
Brady Corp., Class A	7,300	$236,155
Genlyte Group Inc., (The)(1)	6,000	539,820
		$775,975
Engineering & Construction - 0.9%
Jacobs Engineering Group, Inc.(1)	4,000	$207,680
		$207,680
Entertainment - 2.4%
Speedway Motorsports, Inc.	14,900	$531,930
		$531,930
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.	9,000	$207,360
		$207,360
Health Care-Equipment - 3.8%
Diagnostic Products Corp.	6,000	$289,800
Young Innovations, Inc.	15,000	549,750
		$839,550
Health Care-Supplies - 1.6%
ICU Medical, Inc.(1)	10,000	$355,000
		$355,000
Health Services - 2.6%
CorVel Corp.(1)	12,000	$255,840
Renal Care Group, Inc.(1)	8,600	326,284
		$582,124
Household Products - 1.0%
Church & Dwight Co., Inc.	6,450	$228,782
		$228,782
Housewares - 2.3%
Matthews International Corp.	15,400	$504,504
		$504,504

Security	Shares	Value
Industrial Conglomerate - 1.3%
Carlisle Companies, Inc.	4,000	$279,080
		$279,080
Insurance-Property and Casualty - 4.0%
Midland Co.	11,000	$346,610
RLI Corp.	13,100	542,995
		$889,605
IT Consulting & Services - 3.6%
FactSet Research Systems, Inc.	15,800	$521,558
Manhattan Associates, Inc.(1)	13,700	279,069
		$800,627
Leisure-Products - 0.8%
Polaris Industries, Inc.	2,400	$168,552
		$168,552
Machinery-Industrial - 1.8%
Graco, Inc.	10,000	$403,600
		$403,600
Medical Services / Supplies - 1.0%
Inamed Corp.(1)	3,300	$230,604
		$230,604
Metals-Industrial - 1.2%
Simpson Manufacturing Co., Inc.	8,600	$265,740
		$265,740
Multi-Utilities - 2.0%
Energen Corp.	6,500	$432,900
		$432,900
Oil and Gas-Equipment and Services - 1.2%
CARBO Ceramics, Inc.	3,900	$273,585
		$273,585

See notes to financial statements

13

Small-Cap Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil and Gas-Exploration and Production - 3.0%
Berry Petroleum Co.	4,400	$226,380
Holly Corp.	5,600	208,712
Houston Exploration Co.(1)	3,900	222,105
		$657,197
Packaged Foods - 1.3%
Tootsie Roll Industries, Inc.	9,710	$291,294
		$291,294
Publishing - 1.0%
Lee Enterprises, Inc.	5,000	$217,000
		$217,000
Restaurants - 1.9%
Sonic Corp.(1)	12,775	$426,685
		$426,685
Retail-Food - 2.0%
Casey's General Stores, Inc.	12,000	$215,640
Ruddick Corp.	10,200	236,130
		$451,770
Semiconductors - 1.3%
Power Integrations, Inc.(1)	13,400	$279,926
		$279,926
Services-Diversified Commercial - 2.9%
ABM Industries, Inc.	22,560	$433,829
G & K Services, Inc.	4,900	197,421
		$631,250
Specialty Store - 2.0%
Aaron Rents, Inc.	22,400	$448,000
		$448,000

Security	Shares	Value
Waste Management - 2.8%
Landauer, Inc.	12,900	$613,266
		$613,266
Total Common Stocks (identified cost $16,393,291)		$21,449,084
Total Investments - 96.8% (identified cost $16,393,291)		$21,449,084
Other Assets, Less Liabilities - 3.2%		$702,671
Net Assets - 100.0%		$22,151,755

(1)  Non-income producing security.

See notes to financial statements

14

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investments, at value (identified cost, $16,393,291)	$21,449,084
Cash	679,028
Receivable for investments sold	71,318
Interest and dividends receivable	25,548
Total assets	$22,224,978
Liabilities
Payable for investments purchased	$54,096
Accrued expenses	19,127
Total liabilities	$73,223
Net Assets applicable to investors' interest in Portfolio	$22,151,755
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$17,095,962
Net unrealized appreciation (computed on the basis of identified cost)	5,055,793
Total	$22,151,755

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Dividends	$91,421
Interest	4,361
Total investment income	$95,782
Expenses
Investment adviser fee	$108,023
Trustees' fees and expenses	66
Custodian fee	13,423
Legal and accounting services	9,987
Miscellaneous	2,819
Total expenses	$134,318
Deduct - Reduction of custodian fee	$3
Reduction of investment adviser fee	1,109
Total expense reductions	$1,112
Net expenses	$133,206
Net investment loss	$(37,424)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$692,171
Net realized gain	$692,171
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$983,889
Net change in unrealized appreciation (depreciation)	$983,889
Net realized and unrealized gain	$1,676,060
Net increase in net assets from operations	$1,638,636

See notes to financial statements

15

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment loss	$(37,424)	$(38,078)
Net realized gain from investment transactions	692,171	906,646
Net change in unrealized appreciation (depreciation) from investments	983,889	1,681,771
Net increase in net assets from operations	$1,638,636	$2,550,339
Capital transactions - Contributions	$2,867,371	$7,664,333
Withdrawals	(1,787,233)	(5,243,833)
Net increase in net assets from capital transactions	$1,080,138	$2,420,500
Net increase in net assets	$2,718,774	$4,970,839
Net Assets
At beginning of period	$19,432,981	$14,462,142
At end of period	$22,151,755	$19,432,981

See notes to financial statements

16

Small-Cap Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	March 31, 2005		Year Ended September 30,
	(Unaudited)		2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.24	%(2)	1.28%	1.05%	0.92	%(2)
Net expenses after custodian fee reduction	1.24	%(2)	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.35	)%(2)	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	15%		28%	54%	17%
Total Return	8.16%		17.15%	24.24%	(22.75)%
Net assets, end of period (000's omitted)	$22,152		$19,433	$14,462	$13,765

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.25	%(2)	1.29%	1.33%	1.65	%(2)
Expenses after custodian fee reduction	1.25	%(2)	1.29%	1.33%	1.63	%(2)
Net investment loss	(0.36	)%(2)	(0.23)%	(0.25)%	(0.50	)%(2)

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

See notes to financial statements

17

Small-Cap Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2005, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 85.4% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (10.7% at March 31, 2005). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

18

Small-Cap Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2005, the adviser fee amounted to $108,023. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2005, BMR waived $1,109 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $4,078,265 and $3,084,608, respectively, for the six months ended March 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,393,291
Gross unrealized appreciation	$5,459,299
Gross unrealized depreciation	(403,506)
Net unrealized appreciation	$5,055,793

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

19

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Small-Cap Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

20

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios. In its review of comparative information with respect to investment performance, the Special Committee concluded that the Portfolio has performed in the range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

21

Eaton Vance-Atlanta Capital Small-Cap Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Small-Cap Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
W. Matthew Hereford
Vice President
Charles B. Reed
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Small-Cap Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Small-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Small-Cap Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Small-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund s investment objective(s), risks, and charges and expenses. The Fund s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-5/05	ASCSRC

Semiannual Report March 31, 2005
EATON VANCE- ATLANTA CAPITAL LARGE-CAP GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

INVESTMENT UPDATE

The Investment Team Managing Large-Cap Growth Portfolio: (pictured) William R. Hackney, III (not pictured) Marilyn Robinson Irvin Paul J. Marshall

The Fund

The Past Six Months

•                  During the six months ended March 31, 2005, the Fund’s Class A shares had a total return of 4.85%. This return was the result of an increase in net asset value (NAV) per share to $10.77 on March 31, 2005, from $10.32 on September 30, 2004, and the reinvestment of $0.027 per share in dividend income and $0.025 per share in capital gains.(1)

•                  The Fund’s Class I shares had a total return of 4.89% during the same period, the result of an increase in NAV per share to $10.31 from $9.90 and the reinvestment of $0.051 per share in dividend income and $0.025 per share in capital gains.(1)

•                  For comparison, the Fund’s benchmark, the S&P 500 Index (the S&P 500) – a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance – had a total return of 6.88% during the period.(2)

Management Discussion

•                  During the past six months, the Fund benefited from continued economic expansion and the post-election stock market rally. Economic growth, while self-sustaining, downshifted to a more moderate pace early in 2005. High commodity prices and rising unit labor costs have the Federal Reserve worried about inflation pressures. Oil prices, which fell during the final months of 2004, surged in late March 2005. Corporate profits continued to post impressive gains as American businesses benefited from continued productivity gains.

•                  For the six months ending March 31, 2005, the leading economic sectors within the S&P 500 were energy and utilities.(2)  The lagging sectors were telecom services and financials. On the back of strong performance in energy and utilities, the value style of investing significantly outperformed the growth style during the period. Small-capitalization companies generally outperformed large-cap companies and, within the universe of large-cap stocks, lower-quality stocks generally outperformed higher-quality stocks. In the early months of 2005, however, investor preference began to shift toward large-cap and higher-quality companies.

•                  The Fund’s returns were positive during the period, but were below those of the S&P 500. In keeping with its growth orientation, Large-Cap Growth Portfolio (the Portfolio), in which the Fund invests its assets, maintained underweighted positions in energy and utilities, which were the best-performing sectors within the S&P 500.(2) Returns were further constrained by the Fund’s goal of investing in seasoned, quality companies: in the six-month period, lower-quality companies have often posted better performance than higher-quality companies.

•                  The Portfolio continued to emphasize stocks that we believe will benefit from an increasingly challenging economic and market environment. Relative to the S&P 500, the Portfolio maintained overweighted positions in the technology, health care, industrial and materials sectors of the economy. Sectors of the Portfolio that were underweighted relative to the benchmark included financials, utilities and telecommunications. We believe the underweighted sectors to be vulnerable to continued increases in interest rates.

•                  At the end of the period, the Portfolio’s holdings were broadly diversified across eight of the 10 sectors constituting the S&P 500.(2) We currently have no weighting in the telecommunications or the utilities sector. The Portfolio continues to emphasize higher-quality companies that management considers to be trading at attractive valuations relative to earnings and cash flow per share. Over the long term, such companies have been rewarding investments, particularly during the mature phase of an economic expansion.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class I

Average Annual Total Returns (at net asset value)
One Year	5.15%	5.32%
Life of Fund†	6.01%	1.41%

SEC Average Annual Total Returns (including sales charge)
One Year	-0.91%	5.32%
Life of Fund†	1.46%	1.41%

†                  Inception Dates – Class A: 11/28/03; Class I: 4/30/02

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares.  If sales charges were deducted, returns would be lower.  SEC average annual total returns for Class A reflect the maximum 5.75% sales charge.  Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be hower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Information Technology	19.7%

Health Care	18.2%

Financials	14.8%

Industrials	14.2%

Consumer Discretionary	11.0%

Consumer Staples	9.7%

Energy	6.4%

Materials	5.0%

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 – March 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and on assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 – 3/31/05)

Actual
Class A	$1,000.00	$1,048.50	$6.33
Class I	$1,000.00	$1,048.90	$5.06

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.70	$6.24
Class I	$1,000.00	$1,020.00	$4.99

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Class A shares and 0.99% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $30,169,471)	$34,274,715
Receivable for Fund shares sold	104,083
Total assets	$34,378,798
Liabilities
Payable for Fund shares redeemed	$34,747
Accrued expenses	19,757
Total liabilities	$54,504
Net Assets	$34,324,294
Sources of Net Assets
Paid-in capital	$30,173,150
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(2,431)
Accumulated undistributed net investment income	48,331
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,105,244
Total	$34,324,294
Class A Shares
Net Assets	$4,438,276
Shares Outstanding	412,250
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.77
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.77)	$11.43
Class I Shares
Net Assets	$29,886,018
Shares Outstanding	2,899,499
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Dividends allocated from Portfolio	$347,038
Interest allocated from Portfolio	1,921
Expenses allocated from Portfolio	(139,272)
Net investment income from Portfolio	$209,687
Expenses
Trustees' fees and expenses	$66
Distribution and service fees Class A	5,324
Transfer and dividend disbursing agent fees	8,205
Legal and accounting services	8,063
Custodian fee	6,249
Registration fees	4,227
Printing and postage	3,801
Miscellaneous	1,461
Total expenses	$37,396
Net investment income	$172,291
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,510,486
Net realized gain	$1,510,486
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(15,531)
Net change in unrealized appreciation (depreciation)	$(15,531)
Net realized and unrealized gain	$1,494,955
Net increase in net assets from operations	$1,667,246

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment income	$172,291	$55,752
Net realized gain from investment transactions	1,510,486	1,040,540
Net change in unrealized appreciation (depreciation) from investments	(15,531)	1,306,006
Net increase in net assets from operations	$1,667,246	$2,402,298
Distributions to shareholders - From net investment income Class A	$(10,539)	$-
Class I	(150,767)	(56,925)
From net realized gain Class A	(9,743)	-
Class I	(72,286)	-
Total distributions to shareholders	$(243,335)	$(56,925)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$488,399	$668,194
Class I	3,659,639	6,056,541
Issued in reorganization of Eaton Vance Large-Cap Growth Fund Class A	-	3,883,710
Net asset value of shares issued to shareholders in payment of distributions declared Class A	19,542	-
Class I	223,053	56,925
Cost of shares redeemed Class A	(233,368)	(490,388)
Class I	(3,328,386)	(6,602,765)
Class R	-	(996)
Net increase in net assets from Fund share transactions	$828,879	$3,571,221
Net increase in net assets	$2,252,790	$5,916,594
Net Assets
At beginning of period	$32,071,504	$26,154,910
At end of period	$34,324,294	$32,071,504
Accumulated undistributed net investment income included in net assets
At end of period	$48,331	$37,346

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2005 (Unaudited)(1)		Year Ended September 30, 2004(1)(2)
Net asset value - Beginning of period	$10.320		$10.000
Income (loss) from operations
Net investment income (loss)	$0.042		$(0.004)
Net realized and unrealized gain	0.460		0.324
Total income from operations	$0.502		$0.320
Less distributions
From net investment income	$(0.027)		$-
From net realized gain	(0.025)		-
Total distributions	$(0.052)		$-
Net asset value - End of period	$10.770		$10.320
Total Return(3)	4.85%		3.20%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$4,438		$3,993
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.24	%(5)	1.25	%(5)
Net expenses after custodian fee reduction(4)	1.24	%(5)	1.25	%(5)
Net investment income (loss)	0.78	%(5)	(0.04	)%(5)
Portfolio Turnover of the Portfolio	25%		35%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.24	%(5)	1.33	%(5)
Expenses after custodian fee reduction(4)	1.24	%(5)	1.33	%(5)
Net investment income (loss)	0.78	%(5)	(0.12	)%(5)
Net investment income (loss) per share	$0.041		$(0.010)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$9.900		$9.070	$7.400	$10.000
Income (loss) from operations
Net investment income	$0.053		$0.020	$0.020	$0.004
Net realized and unrealized gain (loss)	0.433		0.829	1.660	(2.604)
Total income (loss) from operations	$0.486		$0.849	$1.680	$(2.600)
Less distributions
From net investment income	$(0.051)		$(0.019)	$(0.010)	$-
From net realized gain	(0.025)		-	-	-
Total distributions	$(0.076)		$(0.019)	$(0.010)	$-
Net asset value - End of period	$10.310		$9.900	$9.070	$7.400
Total Return(3)	4.89%		9.36%	22.72%	(26.00)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$29,886		$28,079	$26,154	$16,869
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.99	%(5)	1.00%	1.00%	1.00	%(5)
Net expenses after custodian fee reduction(4)	0.99	%(5)	1.00%	1.00%	1.00	%(5)
Net investment income	1.03	%(5)	0.20%	0.24%	0.12	%(5)
Portfolio Turnover of the Portfolio	25%		35%	34%	11%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	0.99	%(5)	1.08%	1.15%	1.38	%(5)
Expenses after custodian fee reduction(4)	0.99	%(5)	1.08%	1.15%	1.38	%(5)
Net investment income (loss)	1.03	%(5)	0.12%	0.09%	(0.26	)%(5)
Net investment income (loss) per share	$0.053		$0.012	$0.008	$(0.009)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (formerly Atlanta Capital Large-Cap Growth Fund) (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.7% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, the Fund, for federal income tax purposes, had a capital loss carry over of $1,507,846 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2011.

D  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

I  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2005 (Unaudited)	Period Ended September 30, 2004(1)
Sales	45,371	64,373
Issued to shareholders electing to receive payments of distributions in Fund shares	1,789	-
Issued in connection with the acquisition of Eaton Vance Large-Cap Growth Fund	-	369,668
Redemptions	(21,738)	(47,213)
Net increase	25,422	386,828

Class I	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	357,972	611,959
Issued to shareholders electing to receive payments of distributions in Fund shares	21,345	5,779
Redemptions	(317,353)	(665,027)
Net increase (decrease)	61,964	(47,289)
Class R	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004(2)
Sales	-	-
Redemptions	-	(101)
Net decrease	-	(101)

(1)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(2)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (See Note 1).

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2005, EVM earned $246 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $549 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2005. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the six months ended March 31, 2005 amounted to $5,324 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders of the Fund.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2005, aggregated $4,090,139 and $3,547,312, respectively.

8  Acquisition of Eaton Vance Large-Cap Growth Fund

Prior to the opening of business on January 12, 2004, the Fund acquired the net assets of Eaton Vance Large-Cap Growth Fund pursuant to an agreement and Plan of Reorganization dated October 20, 2003. In accordance with the agreement, the Fund issued 369,668 Class A Shares having a total aggregate value of $3,883,710. As a result, the Fund issued 0.947 shares of Class A for each share of Eaton Vance Large-Cap Growth Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Large-Cap Growth Fund's net assets at the date of the transaction were $3,883,710 including $331,172 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance-Atlanta Capital Large-Cap Growth Fund were $33,403,803 with a net asset value of $10.51, $10.06, and $10.01 for Class A, Class I and Class R, respectively.

Large-Cap Growth Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.0%
Security	Shares	Value
Advertising - 1.8%
Omnicom Group, Inc.	7,000	$619,640
		$619,640
Banks - 4.6%
Bank of America Corp.	16,000	$705,600
Bank of New York Co., Inc. (The)	14,000	406,700
Fifth Third Bancorp	11,100	477,078
		$1,589,378
Biotechnology - 2.0%
Amgen, Inc.(1)	11,600	$675,236
		$675,236
Chemicals - 1.9%
Rohm and Haas Co.	13,300	$638,400
		$638,400
Computer Hardware - 3.5%
Dell, Inc.(1)	16,700	$641,614
Lexmark International, Inc.(1)	7,000	559,790
		$1,201,404
Diversified Financial Services - 7.4%
A.G. Edwards, Inc.	10,000	$448,000
American Express Co.	13,000	667,810
Franklin Resources, Inc.	9,000	617,850
Merrill Lynch & Co., Inc.	14,600	826,360
		$2,560,020
Electrical Equipment - 2.3%
Emerson Electric Co.	12,000	$779,160
		$779,160
Electronic Equipment & Instruments - 1.4%
Molex, Inc.	18,000	$474,480
		$474,480
Food Distributors - 1.4%
Sysco Corp.	13,000	$465,400
		$465,400

Security	Shares	Value
Foods - 1.4%
General Mills, Inc.	10,000	$491,500
		$491,500
General Merchandise - 1.8%
Wal-Mart Stores, Inc.	12,100	$606,331
		$606,331
Health and Personal Care - 1.3%
Alberto-Culver Co.	9,000	$430,740
		$430,740
Health Care-Drugs Major - 8.1%
Forest Laboratories, Inc.(1)	14,000	$517,300
Johnson & Johnson Co.	11,000	738,760
Lilly (Eli) & Co.	6,000	312,600
Pfizer, Inc.	32,850	862,969
Schering-Plough Corp.	20,000	363,000
		$2,794,629
Health Care-Equipment - 3.8%
Biomet, Inc.	9,000	$326,700
Medtronic, Inc.	19,000	968,050
		$1,294,750
Health Care-Facility - 1.7%
Health Management Associates, Inc., Class A	22,100	$578,578
		$578,578
Health Services - 1.3%
Express Scripts, Inc.(1)	5,000	$435,950
		$435,950
Household Products - 3.2%
Mohawk Industries, Inc.(1)	5,000	$421,500
Procter & Gamble Co.	13,000	689,000
		$1,110,500
Industrial Conglomerates - 3.4%
General Electric Co.	32,000	$1,153,920
		$1,153,920

See notes to financial statements

Large-Cap Growth Portfolio as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	10,000	$632,900
		$632,900
Insurance-Life and Health - 4.1%
Aflac Corp.	13,000	$484,380
Lincoln National Corp.	10,000	451,400
UnitedHealth Group, Inc.	5,000	476,900
		$1,412,680
Internet Services - 1.0%
eBay, Inc.(1)	9,000	$335,340
		$335,340
IT Consulting and Services - 5.1%
CDW Corp.	10,000	$566,800
First Data Corp.	13,431	527,973
Fiserv, Inc.(1)	17,000	676,600
		$1,771,373
Machinery-Industrial - 3.2%
Caterpillar, Inc.	5,000	$457,200
Dover Corp.	17,400	657,546
		$1,114,746
Manufacturing-Diversified - 5.3%
3M Co.	9,000	$771,210
Cooper Industries Ltd., Class A	6,000	429,120
Illinois Tool Works, Inc.	7,000	626,710
		$1,827,040
Metals-Industrial - 1.3%
Alcoa, Inc.	15,000	$455,850
		$455,850
Networking Equipment - 2.4%
Cisco Systems, Inc.(1)	45,600	$815,784
		$815,784
Oil and Gas-Exploration and Production - 1.8%
Apache Corp.	10,000	$612,300
		$612,300

Security	Shares	Value
Oil and Gas-Integrated - 4.6%
Exxon Mobil Corp.	16,000	$953,600
Occidental Petroleum Corp.	9,000	640,530
		$1,594,130
Retail-Food and Drug - 1.9%
Walgreen Co.	15,000	$666,300
		$666,300
Retail-Home Improvement - 2.3%
Lowe's Companies, Inc.	14,000	$799,260
		$799,260
Retail-Office Supplies - 1.4%
Staples, Inc.	15,000	$471,450
		$471,450
Retail-Specialty and Apparel - 3.3%
Bed Bath and Beyond, Inc.(1)	12,600	$460,404
Kohl's Corp.(1)	13,000	671,190
		$1,131,594
Semiconductors - 4.5%
Intel Corp.	39,300	$912,939
Linear Technology Corp.	17,000	651,270
		$1,564,209
Systems Software - 2.7%
Microsoft Corp.	38,000	$918,460
		$918,460
Total Common Stocks (identified cost $29,911,502)		$34,023,432
Total Investments - 99.0% (identified cost $29,911,502)		$34,023,432
Other Assets, Less Liabilities - 1.0%		$356,501
Net Assets - 100.0%		$34,379,933

(1)  Non-income producing security.

See notes to financial statements

Large-Cap Growth Portfolio as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investments, at value (identified cost, $29,911,502)	$34,023,432
Cash	320,933
Interest and dividends receivable	55,773
Total assets	$34,400,138
Liabilities
Accrued expenses	$20,205
Total liabilities	$20,205
Net Assets applicable to investors' interest in Portfolio	$34,379,933
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$30,268,003
Net unrealized appreciation (computed on the basis of identified cost)	4,111,930
Total	$34,379,933

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Dividends	$348,088
Interest	1,927
Total investment income	$350,015
Expenses
Investment adviser fee	$112,721
Trustees' fees and expenses	439
Custodian fee	13,708
Legal and accounting services	11,049
Miscellaneous	2,395
Total expenses	$140,312
Deduct - Reduction of custodian fee	$16
Reduction of investment adviser fee	603
Total expense reductions	$619
Net expenses	$139,693
Net investment income	$210,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,515,063
Net realized gain	$1,515,063
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(44,279)
Net change in unrealized appreciation (depreciation)	$(44,279)
Net realized and unrealized gain	$1,470,784
Net increase in net assets from operations	$1,681,106

See notes to financial statements

Large-Cap Growth Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment income	$210,322	$119,990
Net realized gain from investment transactions	1,515,063	1,074,578
Net change in unrealized appreciation (depreciation) from investments	(44,279)	1,658,268
Net increase in net assets from operations	$1,681,106	$2,852,836
Capital transactions - Contributions	$4,090,139	$6,899,376
Withdrawals	(3,518,738)	(7,161,137)
Net increase (decrease) in net assets from capital transactions	$571,401	$(261,761)
Net increase in net assets	$2,252,507	$2,591,075
Net Assets
At beginning of period	$32,127,426	$29,536,351
At end of period	$34,379,933	$32,127,426

See notes to financial statements

Large-Cap Growth Portfolio as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)		2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.81	%(2)	0.83%	0.80%	0.92	%(2)
Net expenses after custodian fee reduction	0.81	%(2)	0.83%	0.80%	0.92	%(2)
Net investment income	1.22	%(2)	0.37%	0.44%	0.20	%(2)
Portfolio Turnover	25%		35%	34%	11%
Total Return	4.99%		9.55%	22.95%	(25.97)%
Net assets, end of period (000's omitted)	$34,380		$32,127	$29,536	$17,157

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.81	%(2)	0.83%	0.84%	0.98	%(2)
Expenses after custodian fee reduction	0.81	%(2)	0.83%	0.84%	0.98	%(2)
Net investment income	1.22	%(2)	0.37%	0.40%	0.14	%(2)

(1)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

See notes to financial statements

Large-Cap Growth Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2005, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.7% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

Large-Cap Growth Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2005, the advisory fee amounted to $112,721. BMR has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2005, BMR waived $603 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $9,150,344 and $8,448,597, respectively, for the six months ended March 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,911,502
Gross unrealized appreciation	$4,919,452
Gross unrealized depreciation	(807,522)
Net unrealized appreciation	$4,111,930

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million

Large-Cap Growth Portfolio as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Large-Cap Growth Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the Adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the Adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios.

In its review of comparative information with respect to investment performance, the Special Committee noted that Atlanta Capital has taken actions to improve the performance of the Portfolio, such as retaining additional investment professionals in 2004. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Large-Cap Growth Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
Paul J. Marshall
Vice President
Marilyn Robinson Irvin
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Growth Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investor should consider carefully the Funds investment objective(s), risks, and charges and expenses. The Funds current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-5/05	ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust
Thomas E. Faust, Jr.
President

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May 17, 2005

By:	/s/ Thomas E. Faust
Thomas E. Faust, Jr.
President

Date:	May 17, 2005